Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment

Premises and equipment consisted of the following at December 31:

(Dollars in thousands)	2017	2016

Land and improvements	$1,925	$1,607
Buildings and improvements	11,206	10,365
Furniture and equipment	6,121	6,346
Leasehold improvements	99	191

	19,351	18,509
Accumulated depreciation	10,107	9,760

Premises and equipment, net	$9,244	$8,749

Summary of Future Minimum Lease Payments	Future minimum lease payments at December 31, 2017 were as follows:

(Dollars in thousands)

2018	$108
2019	71
2020	71

Total	$250